Leases (Details) - Schedule of Other Information Related to Operating Leases	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Information Related to Operating Leases [Abstract]
Weighted-average remaining lease term — operating leases	1 month 30 days	1 year 1 month 30 days	1 year 1 month 30 days
Weighted-average discount rate — operating leases	6.00%	6.00%	6.00%